CASH, RESTRICTED CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2017	2018
Cash and savings accounts	$63,664	$59,302
Time deposits	6	6
Cash and cash equivalents reported on the consolidated balance sheets	63,670	59,308
Cash restricted as collateral and performance bond	507	518
Total cash, restricted cash and cash equivalents reported on the consolidated statements of cash flows	$64,177	$59,826

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2017	2018
Taiwan	$62,350	$54,078
Hong Kong	1,811	5,732
China	16	16
	$64,177	$59,826